CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total Xinyuan Real Estate Co., Ltd. shareholders'	Common Shares	Treasury Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings / (Accumulated Deficits)	Accumulated Other Comprehensive Income / (Loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2021	$ 254,098,511	$ 16,415	$ (116,061,577)	$ 544,386,509	$ 178,497,890	$ (387,664,005)	$ 34,923,279	$ 159,130,726	$ 413,229,237
Balance, shares at Dec. 31, 2021		107,757,721
Foreign currency translation	(56,538,757)						(56,538,757)	(10,475,779)	(67,014,536)
Stock-based compensation expenses	568,047			568,047					568,047
Stock-based compensation expenses, Shares		271,536
Net income (loss)	(263,353,561)					(263,353,561)		4,670,836	(258,682,725)
Appropriation to statutory reserves					959,207	(959,207)
Dividends to shareholders	(4,661,341)					(4,661,341)			(4,661,341)
Acquisition of non-controlling interests								(651,853)	(651,853)
Balance at Dec. 31, 2022	(69,887,101)	$ 16,415	(116,061,577)	544,954,556	179,457,097	(656,638,114)	(21,615,478)	152,673,930	82,786,829
Balance, shares at Dec. 31, 2022		108,029,257
Repurchase of ordinary shares	(731,871)		(731,871)						(731,871)
Repurchase of ordinary shares, shares		(5,756,200)
Issuance of ordinary shares	1,595,829	$ 1,139		1,594,690					1,595,829
Issuance of ordinary shares, shares		11,398,784
Foreign currency translation	(4,987,694)						(4,987,694)	(1,782,420)	(6,770,114)
Net income (loss)	40,282,025					40,282,025		(9,750,314)	30,531,711
Appropriation to statutory reserves					386,755	(386,755)
Balance at Dec. 31, 2023	(33,728,814)	$ 17,554	(116,793,448)	546,549,246	179,843,852	(616,742,846)	(26,603,172)	141,141,196	107,412,382
Balance, shares at Dec. 31, 2023		113,671,841
Repurchase of ordinary shares	(440,576)		(440,576)						(440,576)
Repurchase of ordinary shares, shares		(3,363,580)
Foreign currency translation	(3,918,230)						(3,918,230)	(1,107,053)	(5,025,283)
Stock-based compensation expenses	1,102,260			1,102,260					1,102,260
Net income (loss)	(51,018,739)					(51,018,739)		4,995,448	(46,023,291)
Appropriation to statutory reserves					316,214	(316,214)
Dividends to shareholders	(3,392,800)					(3,392,800)			(3,392,800)
Partial disposal of subsidiary	(13,417,682)			(13,417,682)				16,559,085	3,141,404
Disposal of ordinary shares			640,367						640,367
Disposal of ordinary shares (In Shares)		2,504,220
Balance at Dec. 31, 2024	$ (104,174,214)	$ 17,554	$ (116,593,657)	$ 534,233,824	$ 180,160,066	$ (671,470,599)	$ (30,521,402)	$ 161,588,676	$ 57,414,462
Balance, shares at Dec. 31, 2024		112,812,481